Other Assets - Components of Other within Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of Other Assets [line items]
Accounts receivable, prepaid expenses and other items	$ 3,634	$ 3,302
Accrued interest receivable	2,726	1,452
Bank owned life insurance policies	4,509	4,096
Leased vehicles, net of accumulated amortization	263	415
Cash collateral	13,586	6,436
Due from clients, dealers and brokers	313	353
Insurance-related assets	2,575	2,080
Other employee future benefits assets	51	40
Precious metals	2,970	3,290
Total	31,894	22,411
Pension Plans [member]
Disclosure of Other Assets [line items]
Pension asset	1,179	809
Other assets [member] | Pension Plans [member]
Disclosure of Other Assets [line items]
Pension asset	$ 1,267	$ 947